Deposits	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Deposits
25.	Deposits

Deposits as of December 31, 2017 and 2018 were as follows:

	2017		2018
Demand deposits:	~~W~~	102,928,642	106,160,833
Time deposits:		129,483,260	139,644,763
Negotiable certificates of deposits		7,583,365	9,247,088
Note discount deposits		3,423,459	4,087,530
CMA		4,197,146	4,084,709
Others		1,803,352	1,775,267

	~~W~~	249,419,224	265,000,190